Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000021605 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class A
Trading Symbol	PNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Net Assets	$ 561,478,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021607 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class C
Trading Symbol	PNECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 561,478,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000135573 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Class R6
Trading Symbol	ANDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 561,478,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021609 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Dividend Value Fund
Class Name	Institutional Class
Trading Symbol	NFJEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 561,478,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$561,478
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Financials	25%
Real Estate	14%
Health Care	14%
Industrials	12%
Energy	8%
Utilities	7%
Information Technology	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021611 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class A
Trading Symbol	AFJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$65	1.30%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
Net Assets	$ 61,346,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021612 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class C
Trading Symbol	AFJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$103	2.05%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.05%
Net Assets	$ 61,346,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000135574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Class R6
Trading Symbol	ANAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 61,346,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021614 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ International Value Fund
Class Name	Institutional Class
Trading Symbol	ANJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 61,346,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$61,346
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	39%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Consumer Discretionary	20%
Information Technology	13%
Materials	9%
Health Care	8%
Industrials	8%
Energy	5%
Other	14%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021616 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class A
Trading Symbol	PNBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 293,332,000
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021618 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class C
Trading Symbol	PNBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$91	1.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
Net Assets	$ 293,332,000
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000204677 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	VAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 293,332,000
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021620 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Large-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	ANVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 293,332,000
Holdings Count | Holding	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$293,332
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Financials	26%
Industrials	14%
Health Care	13%
Real Estate	10%
Information Technology	8%
Energy	7%
Utilities	7%
Other	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021621 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$61	1.17%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
Net Assets	$ 294,778,000
Holdings Count | Holding	105
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021624 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PCVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$101	1.92%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.92%
Net Assets	$ 294,778,000
Holdings Count | Holding	105
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000135575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 294,778,000
Holdings Count | Holding	105
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021626 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Small-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 294,778,000
Holdings Count | Holding	105
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$294,778
Total number of portfolio holdings	105
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Real Estate	14%
Industrials	12%
Consumer Discretionary	12%
Health Care	10%
Energy	6%
Utilities	5%
Other	10%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021632 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	PQNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 687,080,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021635 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	PQNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Net Assets	$ 687,080,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000196957 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	ANPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 687,080,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021637 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus NFJ Mid-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PRNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 687,080,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$687,080
Total number of portfolio holdings	106
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Financials	23%
Real Estate	17%
Industrials	12%
Consumer Discretionary	10%
Utilities	9%
Health Care	9%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021653 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class A
Trading Symbol	PGWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 1,488,238,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021656 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class C
Trading Symbol	PGWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$89	1.71%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.71%
Net Assets	$ 1,488,238,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000164304 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Class R6
Trading Symbol	AFGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,488,238,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021658 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Focused Growth Fund
Class Name	Institutional Class
Trading Symbol	PGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 1,488,238,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,488,238
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	48%
Consumer Discretionary	15%
Communication Services	14%
Industrials	8%
Health Care	8%
Financials	5%
Materials	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021683 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class A
Trading Symbol	RAGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$67	1.39%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.39%
Net Assets	$ 119,137,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$119,137
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	20%
Healthcare Providers & Services	16%
Biotechnology	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021685 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Class C
Trading Symbol	RCGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$102	2.14%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.14%
Net Assets	$ 119,137,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$119,137
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	20%
Healthcare Providers & Services	16%
Biotechnology	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000150255 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Health Sciences Fund
Class Name	Institutional Class
Trading Symbol	HLHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$50	1.05%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
Net Assets	$ 119,137,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$119,137
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Asset Allocation(1)
Healthcare Equipment & Supplies	25%
Pharmaceuticals	24%
Life Sciences Tools & Services	20%
Healthcare Providers & Services	16%
Biotechnology	15%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021688 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class A
Trading Symbol	RGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$83	1.63%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 44,192,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$44,192
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Industrials	26%
Communication Services	20%
Information Technology	13%
Materials	4%
Health Care	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021690 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Class C
Trading Symbol	RGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$122	2.38%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.38%
Net Assets	$ 44,192,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$44,192
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Industrials	26%
Communication Services	20%
Information Technology	13%
Materials	4%
Health Care	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021692 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Global Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	DGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Net Assets	$ 44,192,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$44,192
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Financials	33%
Industrials	26%
Communication Services	20%
Information Technology	13%
Materials	4%
Health Care	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021693 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class A
Trading Symbol	RAGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$75	1.42%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.42%
Net Assets	$ 1,527,457,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,527,457
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	24%
Software	22%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
Automobiles	5%
IT Services	5%
Aerospace & Defense	3%
Media	3%
Communications Equipment	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021696 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Class C
Trading Symbol	RCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$114	2.17%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.17%
Net Assets	$ 1,527,457,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,527,457
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	24%
Software	22%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
Automobiles	5%
IT Services	5%
Aerospace & Defense	3%
Media	3%
Communications Equipment	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021698 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Zevenbergen Technology Fund
Class Name	Institutional Class
Trading Symbol	DRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$61	1.16%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%
Net Assets	$ 1,527,457,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,527,457
Total number of portfolio holdings	46
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	24%
Software	22%
Interactive Media & Services	17%
Technology Hardware, Storage & Peripherals	8%
Broadline Retail	7%
Automobiles	5%
IT Services	5%
Aerospace & Defense	3%
Media	3%
Communications Equipment	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021714 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	RMDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 350,845,000
Holdings Count | Holding	76
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,845
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	24%
Health Care	14%
Consumer Discretionary	12%
Financials	11%
Communication Services	8%
Energy	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021717 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	RMDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$94	1.78%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.78%
Net Assets	$ 350,845,000
Holdings Count | Holding	76
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,845
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	24%
Health Care	14%
Consumer Discretionary	12%
Financials	11%
Communication Services	8%
Energy	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000021719 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Mid-Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 350,845,000
Holdings Count | Holding	76
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$350,845
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Information Technology	24%
Health Care	14%
Consumer Discretionary	12%
Financials	11%
Communication Services	8%
Energy	2%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000034948 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class A
Trading Symbol	AOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$64	1.29%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Material Change Date	Jan. 01, 2025
Net Assets	$ 160,780,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000034949 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class C
Trading Symbol	AOTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$100	2.04%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.04%
Material Change Date	Jan. 01, 2025
Net Assets	$ 160,780,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000164305 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Class R6
Trading Symbol	AEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Material Change Date	Jan. 01, 2025
Net Assets	$ 160,780,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000034951 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Material Change Date	Jan. 01, 2025
Net Assets	$ 160,780,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$160,780
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	75%

Holdings [Text Block]
Asset Allocation(1)
Banks	19%
Semiconductors & Semiconductor Equipment	15%
Insurance	9%
Metals & Mining	6%
Food Products	5%
IT Services	5%
Interactive Media & Services	4%
Automobiles	4%
Broadline Retail	3%
Aerospace & Defense	3%
Real Estate Management & Development	3%
Other	24%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000043488 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class A
Trading Symbol	AZNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 4,827,808,000
Holdings Count | Holding	408
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$4,827,808
Total number of portfolio holdings	408
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	24%
Common Stocks		33%
Software	4%
Semiconductors & Semiconductor Equipment	3%
Interactive Media & Services	3%
All other Common Stocks	23%
Convertible Bonds and Notes		24%
Internet	5%
Software	3%
Commercial Services	2%
All other Convertible Bonds and Notes	14%
Equity-Linked Notes		4%
Financial Services	3%
Banks	1%
Convertible Preferred Stocks		4%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000043489 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Class C
Trading Symbol	AZNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$98	1.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
Net Assets	$ 4,827,808,000
Holdings Count | Holding	408
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$4,827,808
Total number of portfolio holdings	408
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	24%
Common Stocks		33%
Software	4%
Semiconductors & Semiconductor Equipment	3%
Interactive Media & Services	3%
All other Common Stocks	23%
Convertible Bonds and Notes		24%
Internet	5%
Software	3%
Commercial Services	2%
All other Convertible Bonds and Notes	14%
Equity-Linked Notes		4%
Financial Services	3%
Banks	1%
Convertible Preferred Stocks		4%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000043491 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Income & Growth Fund
Class Name	Institutional Class
Trading Symbol	AZNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 4,827,808,000
Holdings Count | Holding	408
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$4,827,808
Total number of portfolio holdings	408
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Media	4%
Oil, Gas & Consumable Fuels	3%
Financial Services	2%
All other Corporate Bonds and Notes	24%
Common Stocks		33%
Software	4%
Semiconductors & Semiconductor Equipment	3%
Interactive Media & Services	3%
All other Common Stocks	23%
Convertible Bonds and Notes		24%
Internet	5%
Software	3%
Commercial Services	2%
All other Convertible Bonds and Notes	14%
Equity-Linked Notes		4%
Financial Services	3%
Banks	1%
Convertible Preferred Stocks		4%
Short-Term Investment		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000128360 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class A
Trading Symbol	AZBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$63	1.17%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.17%
Material Change Date	Jan. 01, 2025
Net Assets	$ 99,809,000
Holdings Count | Holding	206
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000128361 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class C
Trading Symbol	AZBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$103	1.92%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.92%
Material Change Date	Jan. 01, 2025
Net Assets	$ 99,809,000
Holdings Count | Holding	206
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000164306 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Class R6
Trading Symbol	ASCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$41	0.77%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%
Material Change Date	Jan. 01, 2025
Net Assets	$ 99,809,000
Holdings Count | Holding	206
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.
C000128362 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	AZBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Material Change Date	Jan. 01, 2025
Net Assets	$ 99,809,000
Holdings Count | Holding	206
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$99,809
Total number of portfolio holdings	206
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Software	11%
Biotechnology	9%
Construction & Engineering	8%
Pharmaceuticals	5%
Insurance	5%
Banks	4%
Food Products	4%
Diversified Consumer Services	4%
Commercial Services & Supplies	4%
Financial Services	4%
Other (includes securities lending collateral)	42%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	Effective January 1, 2025, Virtus Systematic, which the portfolio managers of the Fund represent, has moved from Virtus Investment Advisers, LLC (formerly known as Virtus Investment Advisers, Inc.) ("VIA") to Virtus Advisers, LLC ("VA"). As a result, also effective January 1, 2025, VA, acting by and through its Virtus Systematic division, has been engaged by VIA to serve as subadviser to the Fund. Both VIA and VA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc.